NOTE 22. Condensed Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 26,027	$ 31,370
Prepaid expenses and other current assets	5,520	5,261
Total assets	612,645	553,119
Shareholders' equity
Ordinary shares - $0.001 par value authorized - 1,000,000,000 shares; issued and outstanding - 23,549,644 shares at December 31, 2014, respectively; and $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,545,939 shares at December 31, 2013, respectively	24	24
Accumulated losses	(122,718)	(129,609)
Accumulated other comprehensive income	30,640	31,812
Total equity	263,052	252,805
Total liabilities and stockholders' equity	612,645	553,119
AUTOCHINA INTERNATIONAL LIMITED
Assets
Cash and cash equivalents	118	96
Prepaid expenses and other current assets	8	17
Investment in subsidiaries	191,786	176,628
Due from subsidiaries	71,774	76,607
Total assets	263,686	253,348
Liabilities
Other payables and accrued liabilities	634	543
Shareholders' equity
Ordinary shares - $0.001 par value authorized - 1,000,000,000 shares; issued and outstanding - 23,549,644 shares at December 31, 2014, respectively; and $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,545,939 shares at December 31, 2013, respectively	24	24
Additional paid-in capital	328,884	327,631
Accumulated losses	(96,496)	(106,662)
Accumulated other comprehensive income	30,640	31,812
Total equity	263,052	252,805
Total liabilities and stockholders' equity	$ 263,686	$ 253,348